CAPITAL LEASE	12 Months Ended
Dec. 31, 2016
Leases [Abstract]
CAPITAL LEASE
CAPITAL LEASE

(in thousands of $)	2016	2015
Total obligations under capital lease	117,751	143,112

As of December 31, 2016 and 2015, we operated one vessel under capital lease.

The leasing transaction, which occurred in August 2003, was in relation to the newbuilding, the Methane Princess. We novated the Methane Princess newbuilding contract prior to completion of construction and leased the vessel from the same financial institution in the United Kingdom (“The Methane Princess Lease”). The lessor of the Methane Princess has a second priority security interest in the Methane Princess and the Golar Spirit. Our obligation to the lessor under the Methane Princess Lease is secured by a letter of credit (“LC”) provided by other banks. Details of the security deposit provided by us to the bank providing the LC are given in note 17.

As of December 31, 2016, we are committed to make quarterly minimum capital lease payments (including interest), as follows:

Year ending December 31, (in thousands of $)	Methane Princess Lease
2017	6,929
2018	7,208
2019	7,489
2020	7,775
2021	8,078
2022 and thereafter	161,594
Total minimum lease payments	199,073
Less: Imputed interest	(81,322)
Present value of minimum lease payments	117,751

The interest element of the lease rentals is accrued at a floating rate based upon Pound Sterling LIBOR.

We determined that the entity that owned the vessel was a variable interest entity in which we had a variable interest and was the primary beneficiary. Upon the initial transfer of the vessel to the financial institution, we measured the subsequently leased vessel at the same amount as if the transfer had not occurred, which was cost less accumulated depreciation at the time of transfer.